AB Variable Products Series Fund, Inc.

AB Small Cap Growth Portfolio

Portfolio of Investments

March 31, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.8%
Information Technology – 26.4%
Electronic Equipment, Instruments & Components – 3.9%
Allegro MicroSystems, Inc.(a)	23,041	$654,364
Littelfuse, Inc.	3,160	788,136
Novanta, Inc.(a)	7,520	1,070,021

		2,512,521

IT Services – 4.1%
BigCommerce Holdings, Inc.(a)	20,739	454,391
DigitalOcean Holdings, Inc.(a)	11,100	642,135
Shift4 Payments, Inc. - Class A(a)	11,503	712,381
Switch, Inc. - Class A	27,750	855,255

		2,664,162

Semiconductors & Semiconductor Equipment – 9.2%
Ambarella, Inc.(a)	5,620	589,650
Lattice Semiconductor Corp.(a)	20,009	1,219,549
MACOM Technology Solutions Holdings, Inc.(a)	15,668	938,043
Onto Innovation, Inc.(a)	6,690	581,294
Semtech Corp.(a)	9,740	675,372
Silicon Laboratories, Inc.(a)	5,554	834,211
Synaptics, Inc.(a)	5,725	1,142,137

		5,980,256

Software – 9.2%
Anaplan, Inc.(a)	9,249	601,648
Blackline, Inc.(a)	9,390	687,536
Braze, Inc.(a)	8,038	333,336
Enfusion, Inc.(a)	19,681	250,342
Manhattan Associates, Inc.(a)	7,048	977,628
Monday.com Ltd.(a)	2,640	417,305
Rapid7, Inc.(a)	10,162	1,130,421
Smartsheet, Inc. - Class A(a)	10,898	596,992
Varonis Systems, Inc.(a)	21,585	1,026,151

		6,021,359

		17,178,298

Health Care – 22.1%
Biotechnology – 9.7%
ADC Therapeutics SA(a)	13,420	197,140
Annexon, Inc.(a)	18,545	50,628
Arrowhead Pharmaceuticals, Inc.(a)	11,770	541,302
Ascendis Pharma A/S (Sponsored ADR)(a)	2,868	336,589
Biohaven Pharmaceutical Holding Co., Ltd.(a)	2,586	306,622
Blueprint Medicines Corp.(a)	6,717	429,082
Coherus Biosciences, Inc.(a)	25,241	325,861
Erasca, Inc.(a) (b)	14,766	126,988
Insmed, Inc.(a)	18,676	438,886
Instil Bio, Inc.(a) (b)	19,619	210,904

Company	Shares	U.S. $ Value

Intellia Therapeutics, Inc.(a)	7,770	$564,646
iTeos Therapeutics, Inc.(a)	8,689	279,612
Legend Biotech Corp. (ADR)(a)	8,692	315,867
Praxis Precision Medicines, Inc.(a)	16,210	165,504
Recursion Pharmaceuticals, Inc.(a)	24,790	177,496
Relay Therapeutics, Inc.(a)	13,445	402,409
Turning Point Therapeutics, Inc. - Class I(a)	8,137	218,479
Ultragenyx Pharmaceutical, Inc.(a)	4,783	347,342
Vir Biotechnology, Inc.(a)	13,432	345,471
Y-mAbs Therapeutics, Inc.(a)	22,005	261,419
Zentalis Pharmaceuticals, Inc.(a)	7,066	326,025

		6,368,272

Health Care Equipment & Supplies – 7.4%
AtriCure, Inc.(a)	16,380	1,075,675
Figs, Inc.(a)	26,276	565,459
iRhythm Technologies, Inc.(a)	4,810	757,431
Outset Medical, Inc.(a)	24,791	1,125,511
Sight Sciences, Inc.(a)	14,151	163,586
Silk Road Medical, Inc.(a)	15,942	658,245
Treace Medical Concepts, Inc.(a)	24,996	472,674

		4,818,581

Health Care Providers & Services – 2.5%
Certara, Inc.(a)	23,848	512,255
Inari Medical, Inc.(a)	12,323	1,116,957
LianBio (ADR)(a)	5,374	19,937

		1,649,149

Health Care Technology – 1.2%
Health Catalyst, Inc.(a)	29,192	762,787

Life Sciences Tools & Services – 1.3%
Repligen Corp.(a)	4,410	829,477

		14,428,266

Industrials – 16.7%
Aerospace & Defense – 1.2%
Axon Enterprise, Inc.(a)	5,540	763,024

Building Products – 2.2%
AZEK Co., Inc. (The)(a)	23,199	576,263
Simpson Manufacturing Co., Inc.	7,920	863,597

		1,439,860

Commercial Services & Supplies – 2.0%
Tetra Tech, Inc.	7,850	1,294,779

Construction & Engineering – 1.1%
Hayward Holdings, Inc.(a)	41,748	693,852

Company	Shares	U.S. $ Value

Machinery – 4.6%
ITT, Inc.	9,624	$723,821
John Bean Technologies Corp.	7,848	929,753
Kornit Digital Ltd.(a)	7,889	652,341
Middleby Corp. (The)(a)	4,450	729,533

		3,035,448

Professional Services – 1.2%
Insperity, Inc.	7,980	801,352

Road & Rail – 1.6%
Saia, Inc.(a)	4,380	1,067,931

Trading Companies & Distributors – 2.8%
Herc Holdings, Inc.	6,530	1,091,098
SiteOne Landscape Supply, Inc.(a)	4,418	714,346

		1,805,444

		10,901,690

Consumer Discretionary – 15.7%
Auto Components – 1.4%
Fox Factory Holding Corp.(a)	9,451	925,725

Hotels, Restaurants & Leisure – 5.3%
Hilton Grand Vacations, Inc.(a)	23,350	1,214,434
Life Time Group Holdings, Inc.(a)	39,097	568,470
Planet Fitness, Inc.(a)	11,004	929,618
Wingstop, Inc.	6,486	761,132

		3,473,654

Household Durables – 2.2%
Lovesac Co. (The)(a)	11,792	637,476
Skyline Champion Corp.(a)	14,330	786,430

		1,423,906

Multiline Retail – 1.4%
Driven Brands Holdings, Inc.(a)	33,262	874,125

Specialty Retail – 5.4%
Five Below, Inc.(a)	4,082	646,466
Floor & Decor Holdings, Inc. - Class A(a)	7,960	644,760
Lithia Motors, Inc. - Class A	2,688	806,723
National Vision Holdings, Inc.(a)	21,340	929,784
Sleep Number Corp.(a)	9,659	489,808

		3,517,541

		10,214,951

Financials – 9.6%
Banks – 2.3%
First Financial Bankshares, Inc.	20,050	884,606
Live Oak Bancshares, Inc.	11,660	593,377

		1,477,983

Company	Shares	U.S. $ Value

Capital Markets – 4.1%
Houlihan Lokey, Inc.	9,830	$863,074
P10, Inc.(a)	23,003	278,796
StepStone Group, Inc.	24,150	798,399
Stifel Financial Corp.	11,065	751,314

		2,691,583

Consumer Finance – 0.6%
Fisker, Inc.(a) (b)	31,290	403,641

Insurance – 2.6%
Ryan Specialty Group Holdings, Inc.(a)	20,478	794,342
Trupanion, Inc.(a)	10,159	905,370

		1,699,712

		6,272,919

Energy – 3.2%
Energy Equipment & Services – 0.7%
ChampionX Corp.(a)	18,330	448,718

Oil, Gas & Consumable Fuels – 2.5%
Magnolia Oil & Gas Corp.	26,053	616,154
Matador Resources Co.	19,480	1,032,050

		1,648,204

		2,096,922

Consumer Staples – 2.1%
Food & Staples Retailing – 1.2%
Chefs’ Warehouse, Inc. (The)(a)	23,292	759,319

Food Products – 0.9%
Freshpet, Inc.(a)	3,471	356,264
Vital Farms, Inc.(a)	18,759	231,861

		588,125

		1,347,444

Materials – 2.0%
Chemicals – 1.1%
Element Solutions, Inc.	32,500	711,750

Containers & Packaging – 0.9%
Ranpak Holdings Corp.(a)	29,021	592,899

		1,304,649

Total Common Stocks (cost $57,288,066)		63,745,139

SHORT-TERM INVESTMENTS – 2.5%
Investment Companies – 2.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.19%(c) (d) (e) (cost $1,647,178)	1,647,178	1,647,178

Company	Shares	U.S. $ Value

Total Investments Before Security Lending Collateral for Securities Loaned – 100.3% (cost $58,935,244)		$65,392,317

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.8%
Investment Companies – 0.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.19%(c) (d) (e) (cost $552,546)	552,546	552,546

Total Investments – 101.1% (cost $59,487,790)(f)		65,944,863
Other assets less liabilities – (1.1)%		(729,367)

Net Assets – 100.0%		$65,215,496

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of March 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $12,307,072 and gross unrealized depreciation of investments was $(5,849,999), resulting in net unrealized appreciation of $6,457,073.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

AB Variable Products Series Fund, Inc.

AB Small Cap Growth Portfolio

March 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$63,745,139	$—	$—	$63,745,139
Short-Term Investments	1,647,178	—	—	1,647,178
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	552,546	—	—	552,546

Total Investments in Securities	65,944,863	—	—	65,944,863
Other Financial Instruments(b)	—	—	—	—

Total	$65,944,863	$—	$—	$65,944,863

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2022 is as follows:

Fund	Market Value 12/31/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 03/31/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$540	$4,370	$3,263	$1,647	$0	**
Government Money Market Portfolio*	0	3,542	2,989	553	0	**
Total	$540	$7,912	$6,252	$2,200	$0	**

*	Investments of cash collateral for securities lending transactions.
**	Amount less than $500.